Trade and Other Receivables	12 Months Ended
Mar. 31, 2024
Disclosure Of Trade And Other Receivables [Abstract]
Trade and Other Receivables
21)
TRADE AND OTHER RECEIVABLES

	As at March 31
Particulars	2023	2024
Trade and other receivables, net of provision	61,699	83,116
Security deposits, net of provision	8,260	9,804
Interest accrued	4,855	6,453
Due from employees	212	273
Total	75,026	99,646

Non-current	6,179	7,696
Current	68,847	91,950
Total	75,026	99,646

The trade receivables primarily consists of dues from airline, corporate and retail customers.

Security deposits include amounts paid in advance to suppliers of hotel and other services in order to guarantee the provision of those services.

The Group’s exposure to credit and currency risk is disclosed in note 5 and 34.

The information related to impairment losses related to trade and other receivables is disclosed in note 16 and 34.

Trade and other receivables from related parties are disclosed in note 37.